CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statements of cash flows
Cash flows used in operating activities	$ 19,410	$ 22,700	$ 1,644
Cash flows (used in) provided by investing activities	9,905	(2,784)	(24,734)
Cash flows provided by financing activities	(24,428)	(20,362)	(2,041)
Net (decrease) increase in cash and cash equivalents	4,887	(446)	(25,131)
Cash and cash equivalents at the beginning of the year	7,967	8,402	33,457
Cash and cash equivalents at the end of the year	14,165	7,967	8,402
Cash dividends paid to parent company
Cash dividends paid to parent company	0	1,039	0
Company
Statements of cash flows
Cash flows used in operating activities	(2,433)	(3,651)	(8,740)
Cash flows (used in) provided by investing activities	2,471	931	(6,500)
Cash flows provided by financing activities	26		10,036
Net (decrease) increase in cash and cash equivalents	64	(2,720)	(5,204)
Cash and cash equivalents at the beginning of the year	164	2,884	8,088
Cash and cash equivalents at the end of the year	$ 228	$ 164	$ 2,884